LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM BORROWINGS
Schedule of long-term borrowings

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Long-term borrowings-current:
Yunnan Trust Plan-Senior level debts	84,006	—	—
Secured borrowings from Houfu	118,250	54,011	7,831
Secured borrowings from Chengdu Gongtou	85,558	25,137	3,644
	287,814	79,148	11,475
Long-term borrowings-non-current:
Secured borrowings from Houfu	46,496	—	—
Secured borrowings from Chengdu Gongtou	20,584	381	55
	67,080	381	55

Chengdu Gongtou Plan
LONG-TERM BORROWINGS
Schedule of future payments of long-term borrowings

	Future cash flows
	RMB	US$
For the year ending December 31, 2023	21,531	3,122
For the year ending December 31, 2024	390	57
Total future cash flows	21,921	3,179

Houfu
LONG-TERM BORROWINGS
Schedule of future payments of long-term borrowings

	Future cash flow
	RMB	US$
For the year ending December 31, 2023	62,921	9,123
Total future cash flows	62,921	9,123